Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 1,713,353	$ -	$ -	$ 1,713,353
Videocon Industries Limited global depository receipts	5,730,583	-	-	5,730,583
Total financial assets	$ 7,443,936	$ -	$ -	$ 7,443,936
	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 339,693	$ -	$ -	$ 339,693
U.S. government securities - Cash and cash equivalents	-	500,000	-	500,000
Videocon Industries Limited global depository receipts	4,728,367	-	-	4,728,367
Total financial assets	$ 5,068,060	$ 500,000	$ -	$ 5,568,060

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 339,693	$ -	$ -	$ 339,693
Certificates of deposit– Short-term investments		500,000		500,000
Videocon Industries Limited global depository receipts	4,728,367			4,728,367
Total financial assets	$5,068,060	$ 500,000	$ -	$5,568,060
	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 5,685	$ -	$ -	$ 5,685
U.S. government securities – Cash and cash equivalents		599,994		599,994
U.S. government securities and certificates of deposit– Short-term investments		2,249,159		2,249,159
Videocon Industries Limited global depository receipts	5,382,051			5,382,051
Total financial assets	$5,387,736	$2,849,153	$ -	$8,236,889

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Derivative liability	$ -	$ -	$ 1,180,000	$ 1,180,000

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
For the Three Months Ending January 31, 2013
Beginning balance	$-
Aggregate fair value of bifurcated conversion feature issued	1,180,000
Change in fair value of bifurcated conversion feature	-
Ending balance	$1,180,000